Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES FROM OPERATIONS
Net income (loss)	$ (6,291,662)	$ 4,060,056
Adjustments to reconcile net loss to net cash provided by operating activities
Home office allocation	0	(5,186,755)
Depreciation and amortization	3,950,513	588,789
Loss on disposal of fixed assets	971,251	0
Stock based compensation - RSU	18,750	0
Changes in assets and liabilities
Accounts receivable	111,350	128,276
Prepaid expenses and other assets	(617,127)	(289,776)
Amortization of right of use asset - operating leases	54,370	66,635
Amortization of right of use asset - financing leases	40,036	107,401
Due to parent	0	10,511
Interest on lease liability - financing leases	(3,073)	(8,952)
Operating lease expense	(56,899)	(71,842)
Accrued payable and accrued liabilities	232,118	(331,989)
Total adjustments	6,885,080	(2,605,090)
Net cash provided by operating activities of continuing operations	593,418	1,454,966
Net cash provided by operating activities of discontinued operations	298,446	0
Net cash provided by operating activities	891,864	1,454,966
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from the sale of fixed assets	580,000	0
Purchase of fixed assets	(261,090)	0
Net cash provided by investing activities of continuing operations	318,910	0
Net cash provided by investing activities of discontinued operations	140,000	0
Net cash provided by investing activities	458,910	0
CASH FLOWS FROM FINANCING ACTIVITIES
Reduction of finance lease liability	(30,895)	(96,340)
Repayment of long-term debt	(640,155)	(1,198,711)
Repayment of note payable	(46,333)	0
Repayments of notes payable - related parties	0	(250,000)
Net cash (used in) financing activities of continuing operations	(717,383)	(1,545,051)
Net cash (used in) financing activities of discontinued operations	(390,138)	0
Net cash used in financing activities	(1,107,521)	(1,545,051)
NET (DECREASE) INCREASE IN CASH	243,253	(90,085)
CASH - BEGINNING OF YEAR	99,452	295,416
CASH - END OF YEAR	342,705	205,331
SUPPLEMENTAL DISCLOSURES
Cash paid for interest expense	8,685	0
Cash paid for income taxes	0	0
SUMMARY OF NON-CASH ACTIVITIES:
Conversion of notes and accrued payroll to notes payable (sellers)	1,044,565	0
Contribution by Ecoark Holdings	10,961,335	0
Net liabilities acquired from Wolf Energy Services (formerly Enviro Technologies US, Inc.)	1,329,392	0
Right of use asset incurred for lease liability - operating leases	306,547	0
Conversion of Notes Payable into Common Shares [Member]
SUMMARY OF NON-CASH ACTIVITIES:
Conversion of notes payable	60,000	0
Ecoark Holdings [Member]
Changes in assets and liabilities
Due to parent	$ 2,183,791	$ 2,382,612